Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Class A Common Shares
Common shares, par value (in Dollars per share)	[1]	$ 0.00003	$ 0.00003
Common shares, shares authorized	[1]	4,980,000,000	4,980,000,000
Common shares, shares issued	[1]	2,292,652	2,162,186
Common shares, shares outstanding	[1]	2,292,652	2,162,186
Class B Common Shares
Common shares, par value (in Dollars per share)	[1]	$ 0.00003	$ 0.00003
Common shares, shares authorized	[1]	20,000,000	20,000,000
Common shares, shares issued	[1]	2,032	2,032
Common shares, shares outstanding	[1]	2,032	2,032

[1]	Retroactively restated for one-for-six reverse split with effective date of February 10, 2025.